Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document and Entity Information
Entity Registrant Name	China Lodging Group, Ltd
Entity Central Index Key	0001483994
Document Type	6-K
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2
Trading Symbol	HTHT